Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 136,231,875.00
Previously Paid Amount	0.00
Total Fee Amount	18,813.63
Total Offset Amount	0.00
Net Fee	$ 18,813.63